ACCOUNTS PAYABLE	12 Months Ended
Nov. 30, 2019
Disclosure Of Detail Information About Accounts Payable [Abstract]
ACCOUNTS PAYABLE [Text Block]

6. ACCOUNTS PAYABLE

 As at November 30, 2019 and 2018, the Company's accounts payable relate to the following:

	November 30, 2019	November 30, 2018

Professional fees	$80,216	$32,000
Funds to be returned to investors	38,646	38,646
Advertising costs	8,556	3,436
Development costs	42,430	13,301
Others	47,174	25,374
	$217,023	$112,757